Calculation of Loss Per Share (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	¥ (217,092,926)	$ (31,574,856)	¥ (118,165,850)	¥ (593,781,589)
Accretion on redeemable noncontrolling interest	40,918,773	5,951,389	57,126,233	82,890,188
Net loss attributable to ordinary shareholders	¥ (217,092,926)	$ (31,574,856)	¥ (118,165,850)	¥ (593,781,589)
Denominator:
Denominator for basic and diluted loss per share - weighted-average shares outstanding	62,114,760	62,114,760	33,426,448	23,874,102
Loss per share - Basic and diluted | (per share)	¥ (4.15)	$ (0.60)	¥ (5.24)	¥ (28.34)